Fair value measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Valuation techniques by major class of financial instrument
Amount of discount or liquidity adjustment in inactive markets
Loss from change on the calculation of the valuation applied to derivatives						¥ 10,000
Valuation adjustment to reflect own creditworthiness		¥ 23,000		¥ 0
Investment in the common stock at fair value through election of the fair value option
Total revenue		1,723,096		1,930,588		1,831,844
Net income		142,562		225,979		216,449
Total assets		41,090,167		41,783,236
Total liabilities		38,347,152		39,038,290
Gains (losses) from changes in fair value of the financial liabilities for which the fair value option was elected, attributable to the change in creditworthiness		23,000		2,000		(9,000)
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables		1,000		1,000
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings		¥ 2,000		¥ 1,000
Concentrations of credit risk, percentage		20.00%		19.00%
Goodwill, written down to fair value						¥ 3,000
Amount of impairment losses within Non-interest expenses-Other		¥ 2,000
Carrying amount of certain listed equity method investments, whichi are recognized impairment losses		¥ 3,000
Ashikaga Holdings Co., Ltd. [Member]
Investment in the common stock at fair value through election of the fair value option
Percentage of ownership of common stock		36.90%		37.10%		37.10%
Total revenue		¥ 102,000		¥ 97,000		¥ 108,000
Total expense		72,000		76,000		80,000
Net income		22,000		17,000		24,000
Total assets		6,106,000		5,864,000		5,612,000
Total liabilities		5,803,000		5,577,000		¥ 5,371,000
Recurring | Financial assets (excluding derivative assets) [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		85,000		218,000
Transfer from Level 2 to Level 1, Assets		87,000		125,000
Recurring | Trading assets and private equity investments [Member] | Equities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		65,000		199,000
Transfer from Level 2 to Level 1, Assets		60,000		103,000
Recurring | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets				6,000
Recurring | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 2 to Level 1, Assets				6,000
Recurring | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		20,000		8,000
Transfer from Level 2 to Level 1, Assets		21,000		11,000
Recurring | Derivatives, net [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets				407,000
Transfer from Level 1 to Level 2, Liabilities				362,000
Recurring | Other [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets				4,000
Transfer from Level 2 to Level 1, Assets				4,000
Recurring | Trading liabilities [Member] | Short sales of equities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Liabilities		27,000		39,000
Transfer from Level 2 to Level 1, Liabilities		24,000		68,000
Recurring | Financial liabilities (excluding derivative liabilities) [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Liabilities		28,000		41,000
Transfer from Level 2 to Level 1, Liabilities		25,000		69,000
Recurring | Level 3 [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	38,000		122,000
Transfers out of Level 3, liabilities	[1]	111,000		37,000
Transfers into Level 3, Assets	[1]	102,000		91,000
Transfers into Level 3, Liabilities	[1]	125,000		121,000
Recurring | Level 3 [Member] | Financial assets (excluding derivative assets) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets		(42,000)		(138,000)
Transfers into Level 3, Assets		111,000		103,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	42,000		138,000
Transfers into Level 3, Assets	[1]	103,000		103,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	2,000		11,000
Transfers into Level 3, Assets	[1]	2,000		3,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	¥ 6,000		¥ 0
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets		¥ 0	[1]
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	¥ 1,000		¥ 36,000
Transfers into Level 3, Assets	[1]	3,000		7,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	23,000		51,000
Transfers into Level 3, Assets	[1]	¥ 60,000		33,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets				0	[1]
Transfers into Level 3, Assets	[1]	¥ 1,000		2,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets				1,000	[1]
Transfers into Level 3, Assets	[1]	¥ 8,000		4,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets				2,000	[1]
Transfers into Level 3, Assets	[1]	¥ 13,000		34,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	7,000		18,000
Transfers into Level 3, Assets	[1]	16,000		20,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	3,000		19,000
Transfers into Level 3, Assets	[1]	0		0
Recurring | Level 3 [Member] | Equity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	(4,000)		(9,000)
Transfers into Level 3, Assets	[1],[2]	1,000		(10,000)
Recognized gains when the transfer into Level 3 occurred				5,000
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	1,000		(7,000)
Transfers into Level 3, Assets	[1],[2]	(1,000)		(3,000)
Recurring | Level 3 [Member] | Credit contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	(7,000)		1,000
Transfers into Level 3, Assets	[1],[2]	(6,000)		0
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	6,000		(1,000)
Transfers into Level 3, Assets	[1],[2]	¥ (3,000)		¥ 1,000
Recurring | Level 3 [Member] | Commodity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets
Transfers into Level 3, Assets				¥ 0	[1],[2]
Recurring | Level 3 [Member] | Derivatives, net [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	¥ (4,000)		(16,000)
Transfers into Level 3, Assets	[1],[2]	¥ (9,000)		¥ (12,000)
Recurring | Level 3 [Member] | Loans and receivables [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets
Transfers into Level 3, Assets	[1]	¥ 8,000		¥ 0
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	¥ 0		¥ 0
Transfers into Level 3, Assets		0	[1]
Recurring | Level 3 [Member] | Trading liabilities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	3,000		¥ 2,000
Transfers into Level 3, Liabilities	[1]	2,000		0
Recurring | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	2,000		2,000
Transfers into Level 3, Liabilities	[1]	1,000		0
Recurring | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	1,000		0
Transfers into Level 3, Liabilities	[1]	¥ 1,000		¥ 0
Recurring | Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities
Transfers into Level 3, Liabilities
Recurring | Level 3 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities
Transfers into Level 3, Liabilities	[1]	¥ 0
Recurring | Level 3 [Member] | Short-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	17,000		¥ 2,000
Transfers into Level 3, Liabilities	[1]	¥ 9,000		0
Recurring | Level 3 [Member] | Payables and deposits [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities				¥ 0	[1]
Transfers into Level 3, Liabilities
Recurring | Level 3 [Member] | Long-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	¥ 91,000		¥ 33,000
Transfers into Level 3, Liabilities	[1]	114,000		121,000
Recurring | Level 3 [Member] | Other liabilities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	0
Transfers into Level 3, Liabilities	[1]	0
Recurring | Level 3 [Member] | Financial liabilities (excluding derivative liabilities) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities		(111,000)		(37,000)
Transfers into Level 3, Liabilities		¥ 125,000		¥ 121,000

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
[2]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.